Loans and Lines of Credit (Details Textual) - USD ($)	1 Months Ended	2 Months Ended	12 Months Ended
	Feb. 27, 2015	Feb. 29, 2016	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2015	Jan. 31, 2015	Dec. 31, 2011
Debt Instrument [Line Items]
Short-term Loans			$ 1,095,620	$ 2,469,465
Amortization of Financing Costs			$ 39,542	0
Repayments of Debt				$ 1,000,000
Debt Instrument, Interest Rate, Stated Percentage			12.00%	12.00%
Line Of Credit, Current			$ 11,821,099	$ 7,700,000
Sterling Credit Line [Member]
Debt Instrument [Line Items]
Replacement of Line of Credit Facility			7,700,000
Chief Executive Officer [Member]
Debt Instrument [Line Items]
Short-term Loans				50,000
Interest Expense, Related Party				5,867
Repayments of Debt			$ 1,100,000
Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			12.00%
Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			8.00%
Short-term Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount				200,000			$ 100,000
Repayments of Debt				$ 1,100,000
Repayments of Short-term Debt			$ 1,733,845
Short-term Debt [Member] | Chief Executive Officer [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount						$ 1,050,000
Interest Expense, Related Party	$ 8,817
Debt Instrument, Interest Rate, Stated Percentage				6.00%		6.00%
Repayments of Short-term Debt	1,100,000
Short-term Debt [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			12.00%	12.00%	12.00%
Short-term Debt [Member] | Maximum [Member] | Chief Executive Officer [Member]
Debt Instrument [Line Items]
Short-term Loans				$ 250,000
Short-term Debt [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			8.00%	8.00%
Short-term Debt [Member] | Minimum [Member] | Chief Executive Officer [Member]
Debt Instrument [Line Items]
Short-term Loans				$ 50,000
Line of Credit [Member]
Debt Instrument [Line Items]
Amortization of Financing Costs			$ 39,542
Line of Credit [Member] | Webster [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 14,000,000
Line of Credit Facility, Interest Rate Description	interest rate of either LIBOR plus 4.75% or the base commercial lending rate of Webster plus 3.25%
Line Of Credit, Current			$ 11,821,099
Debt Issuance Cost	$ 144,000
Line of Credit Facility, Interest Rate at Period End			5.1739%
Subsequent Event [Member]
Debt Instrument [Line Items]
Repayments of Short-term Debt		$ 235,000
Short Term Loans [Member]
Debt Instrument [Line Items]
Proceeds from Short-term Debt, Total			$ 410,000	$ 2,100,000
Short Term Loans [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				14.00%
Short Term Loans [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				12.00%
Short Term Loans [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Short-term Loans		$ 860,620
Mr. Ran [Member] | Short Term Loans [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount				$ 50,000
Debt Instrument, Interest Rate, Stated Percentage				6.00%
Director [Member] | Short-term Debt [Member]
Debt Instrument [Line Items]
Short-term Loans			335,000	$ 160,000
Interest Expense, Related Party			$ 31,118	$ 16,000
Debt Instrument, Interest Rate, Stated Percentage			10.00%	10.00%